Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Effect of Changes in Foreign Exchange Rates

Variation of average exchange rate vs euro
	2022 vs 2021	2021 vs 2020
Brazilian real	17.6%	(8.8%)
Pound sterling	0.8%	3.4%
New peruvian sol	13.7%	(13.2%)
Chilean peso	(2.2%)	0.6%
Colombian peso	(0.6%)	(5.1%)
Mexican peso	13.5%	1.6%

Variation of closing exchange rate vs euro
	2022 vs 2021	2021 vs 2020
Brazilian real	13.5%	0.9%
Pound sterling	(5.3%)	6.9%
New peruvian sol	10.9%	(1.6%)
Chilean peso	4.7%	(8.8%)
Colombian peso	(12.2%)	(6.6%)
Mexican peso	11.5%	5.4%

Schedule of Gain on Sale of Disposal Group
As a consequence of this transaction, the Group recognized a gain amounting to 4,460 million euros in “Other income” in 2021 (see Note 26), as follows:

Millions of euros
Cash received	6,234
Fair value of 50% of VMO2 (Note 10)	12,012
Less: carrying amount of Telefonica United Kingdom at June 1, 2021	(10,937)
Liabilities assumed and other costs (see Note 29.c)	(441)
Result before reclassification of translation differences and gains on hedges	6,868
Reclassification of translation differences included in equity	(3,135)
Reclassification of gains on hedges included in equity	727
Result of the transaction: gain	4,460
These transactions generated in 2021 a gain of 6,099 million euros registered in "Other income" (see Note 26), with the following breakdown:

Millions of euros
Selling price	7,865
Less: carrying amount of net assets and transaction costs	1,729
Result before reclassification of translation differences	6,136
Translation differences	(37)
Result of the transaction: gain	6,099
Income tax	(162)
Result attributable to non-controlling shareholders	(2,246)
Result attributable to equity holders of the parent	3,691